DEAN WITTER BALANCED INCOME FUND
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600


                                             April 27, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Balanced Income Fund
     File #811-7243
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 23, 1998.


                                             Very truly yours,
                                    /s/ Ruth Rossi
Ruth Rossi
                                        Assistant Secretary


cc: Barry Fink
    Randolph Koch